Investment in associates and joint ventures - Detail movement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Movement Carrying Value Of Joint Venture [Line Items]
Investments in joint ventures, beginning balance	€ 0	[1]	€ 39
Share in loss of joint venture, after tax	0		(39)	[1]	€ (392)
Investments in joint ventures, ending balance	0		0	[1]	39
Detail Movement
Movement Carrying Value Of Joint Venture [Line Items]
Investments in joint ventures, beginning balance	0		39		0
Additional investment	0		0		875
Transfer from receivables			0		(444)
Transfer to receivables	0
Share in loss of joint venture, after tax	0		(39)		(392)
Investments in joint ventures, ending balance	0		0		€ 39
Gain From Remeasurement Previously Held	0		770
Accounted For As Business Combination	€ 0		€ (770)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.